COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS

32.	COMMITMENTS

32.a)	Take-or-pay contracts

As of December 31, 2021, and 2020, the Company was a party to take-or-pay contracts as shown in the following table:

	Payments in the period
Type of service	2020	2021	2022	2023	2024	After 2024	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	946,865	1,351,564	1,483,615	1,552,730	1,605,777	2,895,525	7,537,647
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	1,044,380	1,546,308	1,508,336	388,863	370,132	2,039,360	4,306,691
Processing of slag generated during pig iron and steel production.	75,863	73,983	46,833	41,973	6,334	0	95,140
Manufacturing, repair, recovery and production of ingot casting machine units.	7,674	3,499	0	0	0	0	0
Oil Storage and Handling	1,900	2,489	2,666	2,666	666	0	5,998
Labor and consultancy services	32,279	33,375	35,526	35,526	35,526	167,416	273,994
	2,108,961	3,011,218	3,076,976	2,021,758	2,018,435	5,102,301	12,219,470

32.b)	Projects and other commitments

· Transnordestina project

The Transnordestina project corresponds to the rail network II of the Northeast Railway System, includes building 1,753 km of new, next-generation, wide-gauge tracks. The project posts an evolution of 54% progress which was expected to completion for 2017, completion period currently under discussion with the responsible agencies.

The Company expects that the investments will allow Transnordestina Logística SA (“TLSA”), the concessionaire that owns the Transnordestina Project, to transport various products, such as iron ore, limestone, soybeans, cotton, sugar cane, fertilizers, oil and fuels. The concession period ends in 2057 and may be terminated before that period if the concessionaire reaches the minimum return agreed with the Government. TLSA has obtained the environmental authorizations required and implementation is advanced in certain regions.

The sources of financing for the project are: (i) financing granted by Banco do Nordeste / FNE and BNDES, (ii) debentures issued by FDNE, (iii) Via Permanente use contracts and (iv) capital contribution by CSN and public shareholders. The approved investment for the work is R$ 7,542,000, and the balance of funds to be disbursed will be updated by the IPCA as of the April 2012 base date. If additional resources are needed, they will be made possible by CSN and / or third parties through the execution of Permanent Use of Contracts.

The approved budget amount is composed as follows: Missão Velha - Salgueiro amounting to R$ 0.4 billion, Salgueiro - Trindade amounting to R$ 0.7 billion, Trindade - Eliseu Martins amounting to R$ 2.4 billion, Missão Velha - Port of Pecém amounting to R$ 3 billion, Salgueiro - Port of Suape amounting to R$ 4.7 billion, totaling R$ 11.2 billion. The project is currently in the process of budgetary adjustment whose proposed budget is in the order of R$ 13.2 billion.

The Company guarantees 100% of the financing obtained by TLSA from Banco do Nordeste / FNE and BNDES, as well as 50.97% of the debentures issued by the FDNE (considers 48.47% of corporate guarantee, 1.25% of letter of guarantee) for BNB and 1.25% corporate guarantee for BNB). Under the terms of the FDNE regulation approved by Federal Decree No. 6,952 / 2009, as well as the Investment Agreement signed with public shareholders / financiers, up to 50% of the debentures may be converted into shares of TLSA.

The Federal Audit Court - TCU, through a precautionary decision issued in May 2016, referring to the TC 012.179 / 2016 process, suspended new transfers of public funds to TLSA by Valec Engenharia, Construções e Ferrovias SA, Fundo de Investimento do Nordeste - FINOR, Constitutional Financing Fund for the Northeast - FNE, Development Fund for the Northeast - FDNE, National Bank for Economic and Social Development - BNDES and BNDES Participações SA - BNDESPar. After the appeal against the precautionary decision and the necessary explanations were provided, in June 2016, the preliminary decision issued by the TCU was revoked unanimously by the members of this court, and the continuity of the programmed contributions was restored.

By means of a new precautionary decision issued in January 2017, referring to case TC 012.179 / 2016, the Federal Court of Accounts - TCU suspended new transfers of public funds to TLSA by Valec Engenharia, Construções e Ferrovias SA, Fundo de Investimento do Nordeste - FINOR, Constitutional Financing Fund for the Northeast - FNE, Development Fund for the Northeast - FDNE, National Bank for Economic and Social Development - BNDES and BNDES Participações SA - BNDESPar. The Company has been providing the necessary clarifications to TCU and acting firmly so that the decision will be revoked soon, and the flow of programmed contributions will be reestablished.

The Company concluded in December 2019, according to the schedule, the engineering deliveries referring to the review of the projects of the sections to be executed, as well as the survey of the services already performed in the sections in progress and concluded (“as built”), In order to allow the validation of the regulatory budget and the preparation of a revisited schedule.

There is an administrative procedure before the National Transportation Agency (“ANTT”) that assesses the regular compliance with the Concession Agreement obligations by the Company. In this context, in 2020, ANTT proposed to the Federal Government the declaration of the expiry of the TLSA Concession Contract and the initiation of an administrative proceeding within the scope of the Superintendence of Infrastructure and Railway Cargo Transport Services - SUFER. ANTT’s recommendation, which was substantially contested by TLSA, does not bind the Granting Authority, nor does it end the discussion, as the evaluations of the Ministry of Infrastructure and the Presidency of the Republic are still pending. In addition, judicial review of the matter is also possible. The Company continues its activities to implement sections of the railway in the States of Piauí and Ceará and to preserve the sections already built, with a reasonable expectation that the continuity of its operations will be maintained.

On September 16, 2020, the request for reconsideration and suspension of Judgment No. 67/2017 was filed with TCU, which determined the suspension of transfers of public funds to the project until the assessment of engineering projects and the determination of the regulatory budget by National Land Transport Agency - ANTT. In this reconsideration request, management requests that, in view of the exhaustion of Transnordestina’s measures to approve the budget for the project’s works and the indispensability of the resources provided for in the agreements that structured the project for its completion, the understanding contained in Judgment 67 / 2017, with the consequent immediate release of public resources under the responsibility of public sources. In the alternative, he requested that, if the release of public contributions is not granted, we require the immediate release of FINOR funds, since, regardless of their nature, they have the character of reimbursement of the amounts evidently applied by Transnordestina in the works and cannot be subject to the suspension stipulated in Judgment No. 67/2017 - TCU.

On July 12, 2021, the Agency’s Board, through the vote numbered 44/2021, with the purpose on the Evaluation of the regulatory aspects of the budget and variants of the Transnordestina Railway implementation project, voted for the approval of the regulatory budget in the amount of R$ 8.9 billion.

The Concessionaire, considering the publication of ANTT's Deliberation No. 238, of July 13, 2021, which validated the referred Budget and, in line with the procedural means, presented a Reconsideration Request in which it detailed technical elements to validate its calculations. The request is pending analysis.

Through ANTT's Deliberation No. 447, published on December 21, 2021, the regulatory agency partially accepted the arguments brought by the concessionaire in order to update the value of the regulatory budget to the amount of R$10,774,122.

· FTL - Ferrovia Transnordestina Logística SA (Operational network)

In relation to Malha I, operated by FTL - Ferrovia Transnordestina Logística SA (“FTL”), there is an administrative procedure before the National Transport Agency (“ANTT”) that assesses the regular compliance with the Concession Contract obligations by the FTL Concessionaire. Due to a unilateral assessment, ANTT reported that FTL would have failed to comply with the TAC signed in 2013 due to the failure to meet the 2013 production target. In this context, the agency proposed to the Union the declaration of the expiry of the FTL Concession Contract and the initiation of an administrative proceeding within the scope of the Superintendence of Infrastructure and Railway Cargo Transport Services - SUFER. ANTT's recommendation, which was justifiably contested by FTL, is not binding on the Granting Authority, nor does it put an end to the discussion, since the evaluations by the Ministry of Infrastructure and the Presidency of the Republic are still pending. Furthermore, a judicial review of the matter is also possible. The Company continues its operational activities, with the reasonable expectation that the continuity of its operations will be maintained.